Total
Cambria Shareholder Yield ETF
Cambria Shareholder Yield ETF

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD) (the "Shareholder Yield ETF")

Cambria Foreign Shareholder Yield ETF (FYLD) (the "Foreign Shareholder Yield ETF")

Cambria Emerging Shareholder Yield ETF (EYLD) (the "Emerging Shareholder Yield ETF")

Cambria Sovereign Bond ETF (SOVB) (the "Sovereign Bond ETF")

Cambria Global Value ETF (GVAL) (the "Global Value ETF")

Cambria Global Momentum ETF (GMOM) (the "Global Momentum ETF")

Cambria Value and Momentum ETF (VAMO) (the "Value and Momentum ETF")

Cambria Global Asset Allocation ETF (GAA) (the "Global Asset Allocation ETF")

Cambria Tail Risk ETF (TAIL) (the "Tail Risk ETF")

(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 8, 2020 to:

•	each Fund's Summary Prospectus, dated September 1, 2019, as amended or supplemented (collectively, the "Summary Prospectuses"); and
•	the Funds' Statutory Prospectus, dated September 1, 2019, as amended or supplemented (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.	In the "Performance" section of the Shareholder Yield ETF's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018
Average Annual Total Returns -	Label	1 Year [1]	5 Years [1]	Since Inception [1]	Inception Date
Cambria Shareholder Yield ETF	Return Before Taxes	(13.36%)	5.57%	8.19%	May 13, 2013
Cambria Shareholder Yield ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(13.95%)	4.50%	7.13%	May 13, 2013
Cambria Shareholder Yield ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(7.65%)	4.04%	6.16%	May 13, 2013
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	10.14%	May 13, 2013
[1]	The Fund's objective changed effective March 26, 2018. Prior to that date, the Fund was actively managed and sought income and capital appreciation with an emphasis on income from investments in the U.S. equity market. As of March 26, 2018, the Fund's objective seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index.

Please retain this supplement for future reference.